Investment Managers Series Trust II
235 West Galena Street
Milwaukee, Wisconsin 53212

November 14, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”) File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for RAISE™ Core Tactical Fund, a series of the Trust (the “Fund”) does not differ from that contained in Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A filed electronically on November 9, 2017.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 385-5777.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Investment Managers Series Trust II